Geographical Information	12 Months Ended
Dec. 31, 2023
Geographical Information
13.
GEOGRAPHICAL INFORMATION

The following tables set forth revenues and property and equipment, net by geographic area:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Revenues:
PRC	562,464	391,652	343,119	48,327
Overseas (i)	222,152	492,414	326,384	45,971
HongKong	18,727	262,095	52,272	7,362
Japan	111,481	96,413	113,143	15,936
Rest of the world (ii)	91,944	133,906	160,969	22,673

	As of December 31,
	2022	2023
	RMB	RMB	US$
Property and equipment, net:
PRC	55,629	44,676	6,292
Non-PRC	3,098	9,208	1,297

(i)
Overseas revenue refers to revenues generated by the Group’s operating legal entities incorporated outside mainland China or generated by our operating legal entities incorporated in mainland China but are attributable to customers located outside mainland China . Such revenues are primarily attributable to customers located outside China based on customers’ registered addresses.
(ii)
No individual country or area, other than disclosed above, exceeded 10% of total revenues for the years ended December 31, 2021, 2022 and 2023, respectively.